Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and entity information [abstract]
Document Type	F-1/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Trading Symbol	ASLN
Entity Registrant Name	ASLAN Pharmaceuticals Ltd
Entity Central Index Key	0001722926
Entity Emerging Growth Company	true
Entity Ex Transition Period	false